VARIABLE INTEREST ENTITIES ("VIEs") - Summary of Bareboat Charters (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Variable Interest Entity [Line Items]
2023	$ 511
2024	374
2025	136
ICBCL | Variable interest entity | Golar Kelvin
Variable Interest Entity [Line Items]
2023	19,710
2024	19,764
2025	1,674
ICBCL | Variable interest entity | Golar Ice
Variable Interest Entity [Line Items]
2023	19,710
2024	19,764
2025	$ 1,674